Shareholder Report, Average Annual Return (Details)			12 Months Ended	49 Months Ended	60 Months Ended	99 Months Ended	119 Months Ended
	May 01, 2020	Mar. 15, 2016	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000143747
Average Annual Return [Line Items]
Average Annual Return, Percent			26.92%		6.63%		(1.78%)
C000167220
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Spirit of America Energy Fund - Class C Shares
Average Annual Return, Percent			32.68%		7.11%	5.56%
C000218733
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Spirit of America Energy Fund - Institutional Shares
Without Sales Load [Member] | C000143747
Average Annual Return [Line Items]
Average Annual Return, Percent			34.63%		7.90%		(1.19%)
Without Sales Load [Member] | C000167220
Average Annual Return [Line Items]
Average Annual Return, Percent			33.68%		7.11%	5.56%
Without Sales Load [Member] | C000218733
Average Annual Return [Line Items]
Average Annual Return, Percent			34.95%	25.20%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.19%		15.80%		12.57%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			28.19%		15.80%	14.47%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			28.19%	18.35%